SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Year End Average Rate, P and L rate	$ 79.0120	$ 74.5100
Year End Rate, Balance sheet rate	$ 82.2169	$ 75.8071